Annual Fund Operating Expenses	Feb. 19, 2026
Quantified Managed Income Fund | Quantified Managed Income Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Acquired Fund Fees and Expenses	0.26%	[2]
Expenses (as a percentage of Assets)	1.60%	[2]
Quantified Managed Income Fund | Quantified Managed Income Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.26%	[2]
Expenses (as a percentage of Assets)	2.24%	[2]
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%	[3]
Acquired Fund Fees and Expenses	0.99%	[4]
Expenses (as a percentage of Assets)	2.41%	[4]
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.99%	[4]
Expenses (as a percentage of Assets)	3.06%	[4]
Quantified STF Fund | Quantified STF Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%	[5]
Acquired Fund Fees and Expenses	0.14%	[6]
Expenses (as a percentage of Assets)	1.73%	[6]
Quantified STF Fund | Quantified STF Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.14%	[6]
Expenses (as a percentage of Assets)	2.35%	[6]
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%	[7]
Acquired Fund Fees and Expenses	0.15%	[8]
Expenses (as a percentage of Assets)	1.79%	[8]
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%	[9]
Acquired Fund Fees and Expenses	0.15%	[8]
Expenses (as a percentage of Assets)	2.39%	[8],[9]
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%	[10]
Acquired Fund Fees and Expenses	0.16%	[11]
Expenses (as a percentage of Assets)	1.83%	[11]
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%	[12]
Acquired Fund Fees and Expenses	0.16%	[11]
Expenses (as a percentage of Assets)	2.43%	[11],[12]
Quantified Common Ground Fund | Quantified Common Ground Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%	[13]
Acquired Fund Fees and Expenses	0.02%	[14]
Expenses (as a percentage of Assets)	1.61%	[14]
Quantified Common Ground Fund | Quantified Common Ground Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.02%	[14]
Expenses (as a percentage of Assets)	2.24%	[14]
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%	[15]
Acquired Fund Fees and Expenses	0.16%	[16]
Expenses (as a percentage of Assets)	1.79%	[16]
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%	[17]
Acquired Fund Fees and Expenses	0.16%	[16]
Expenses (as a percentage of Assets)	2.39%	[16],[17]
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%	[18]
Acquired Fund Fees and Expenses	0.17%	[19]
Expenses (as a percentage of Assets)	1.81%	[19]
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%	[20]
Acquired Fund Fees and Expenses	0.17%	[19]
Expenses (as a percentage of Assets)	2.41%	[19],[20]

[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[3]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[5]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[6]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[7]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[8]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[9]	Estimated for Advisor Class Shares which have not commenced operations.
[10]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[11]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[12]	Estimated for Advisor Class Shares which have not commenced operations.
[13]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[14]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[15]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[16]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[17]	Estimated for Advisor Class Shares which have not commenced operations.
[18]	Includes up to 0.15% for shareholder services which may include sub-transfer agent and sub-accounting fee
[19]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[20]	Estimated for Advisors Class Shares which have not commenced operations.